VIA EDGAR

August 17, 2005

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 002-96223 and 811-03240

(Impact (UIT-981) Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2005 for The Variable Annuity Life Insurance Company Separate Account A Impact (UIT-981) Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 37, as filed electronically under the Securities Act of 1933 with the Securities and Exchange Commission on August 12, 2005, accession number 0000354912-05-000049.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Senior Counsel